CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net loss	$ (16,636,341)	$ (7,123,012)	$ (14,261,531)	$ (5,007,557)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock based compensation	967,562	611,173	789,087	3,122,259
Stock issued for services				196,500
Amortization of license fees	4,410	4,412	5,882	5,882
Amortization of discount of notes payable	1,282,283	3,607,645	4,030,201	1,052,899
Amortization of debt issuance costs	500,002	504,090	670,107	413,484
Amortization of customer acquisition costs	322,605	189,101	259,093	130,979
Depreciation expense	314,906	75,000	125,853	250,262
Gain (loss) on the change in value of warrant liability	14,241,139	(1,461,324)	3,194,189	(4,204,189)
Debt conversion inducement expense	1,096,000	1,123,380	1,123,380
Noncash settlement charge expense			1,335,394
PIK interest	607,401	766,518	1,324,463	918,435
Change in assets and liabilities
Increase in accounts receivable	(4,280,516)	(701,992)	(739,652)	(177,091)
Decrease (increase) in inventory	1,949,996	191,099	3,068,992	(5,784,905)
Decrease (increase) in prepaid expenses and other assets	(20,129)	29,909	(11,513)	(67,687)
(Decrease) increase in accounts payable and accrued liabilities	4,240,791	55,381	(125,371)	378,028
(Decrease) increase in deferred revenue	(2,281,760)	(465,901)	(3,526,541)	5,808,301
Net cash used in operating activities	2,308,349	(2,594,521)	(2,737,967)	(2,964,400)
Cash flows used in investing activities
Purchase of property and equipment	(1,347,836)	(704,831)	(956,605)	(297,870)
Net cash used in investing activities	(1,347,836)	(704,831)	(956,605)	(297,870)
Cash flows from financing activities
Payment of debt issuance costs			(22,688)	(747,969)
Payment of equity issuance costs				(45,325)
Proceeds from notes payable				300,000
Payment on note payable			(11,574)	(600,000)
Payments on convertible promissory notes		(3,000,000)	(3,000,000)
Proceeds from the issuance of convertible promissory notes and related warrants			600,000	10,000,000
Proceeds from the issuance of common stock and related warrants				1,050,260
Proceeds from the issuance of common stock upon warrant exercise	26,357			7,813
Payment of equipment notes payable	(22,346)
Net cash provided by financing activities	4,011	(3,000,000)	(2,434,262)	9,964,779
Net (decrease) increase in cash and cash equivalents	964,524	(6,299,352)	(6,128,834)	6,702,509
Cash and cash equivalents - beginning of period	1,083,280	7,212,114	7,212,114	509,605
Cash and cash equivalents - end of period	2,047,804	912,762	1,083,280	7,212,114
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid during the period for - Interest	279,293	10,134	69,489	12,007
Cash paid during the period for - Taxes	23,727	35,930	41,149	9,273
SUPPLEMENTAL DISCLOSURE OF NON-CASH TRANSACTIONS
Equipment purchases included in accounts payable	103,428	57,007		34,250
Equipment purchases included in note payable			113,718
Accrued sales credits included in customer acquisition costs	188,225			936,500
Non cash debt issuance costs			76,200	1,121,500
Non cash discounts on notes payable			168,000	8,550,000
Stock issued for interest on notes payable	103,635	161,580	161,580	256,487
Conversion of advances payable to debt				4,167
Conversion of debt and accrued interest to equity		3,331,817	3,331,817	616,504
Conversion of accounts receivable to customer acquisition costs	188,225			936,500
Conversion of accounts payable and other liabilities to equity				377,002
Conversion of accrued interest to debt	$ 719,733	$ 1,104,349	$ 1,324,463	$ 918,435